Goodwill (Details) - Schedule of changes in the carrying amount of goodwill	12 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Balance as of July 1, 2021	$ 2,444,950
Foreign currency translation adjustment	(81,109)
Balance as of June 30, 2022	$ 2,363,841